Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Effective tax rate	44.00%	16.42%	27.92%
Tax loss carryforwards for federal tax	$ 383.9
Tax loss carryforwards expire after certain period	$ 198.5
Tax loss carryforwards expiration period	between 2033 and 2038
Tax loss carryforwards expire indefinitely	$ 185.4
Tax losses for state and municipal	$ 254.0
Tax losses expiration period	between 2026 and 2041
Mexico [Member]
Income Taxes [Line Items]
Effective tax rate	30.00%	30.00%	30.00%